Exhibit 99.8 Schedule 5

Seller Loan ID	Client Loan Number	Alt Loan ID	Exception ID	Loan Status	Originator QM/ATR Status	TPR QM/ATR Status	Finding Group	Status	Moodys Final Exception Grade	Fitch Final Exception Grade	SP Final Exception Grade	Kroll Final Exception Grade	DBRS Final Exception Grade	Category	Finding Name	Initial Comment	Client/Seller Reponse Comments	Conclusion Comment	Compensating Factors Merged	Loan Guid
XXXXXXXXX	XXXXXXXX	XXX	XXXXX	Underwriting Complete	Non-QM/Compliant	Non-QM/Compliant	Compliance	Acknowledged	B	B	B	B	B	Compliance	Closing Disclosure document error	The final Closing Disclosure reflects the incorrect Closing Date.		03/28/2019: This finding is deemed non-material per SFIG and will be rated a B.		XXXX